SUPPLEMENTARY CONSOLIDATED BALANCE SHEETS INFORMATION (Schedule of Other Long-Term Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Long-term governmental authorities	$ 5,829	$ 0
Other	159	120
Other long-term liabilities	$ 5,988	$ 120